share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2020 EquityInstruments $ / shares	Jun. 30, 2020 EquityInstruments $ / shares
TELUS International (Cda) Inc. restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%	150.00%
TELUS International (Cda) Inc. restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period | EquityInstruments	463,978	465,245
Granted | EquityInstruments	59,929	59,929
Forfeited | EquityInstruments	(1,475)	(2,742)
Outstanding, end of period | EquityInstruments	522,432	522,432
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 27.55	$ 27.49
Granted | $ / shares	52.85	52.85
Forfeited and cancelled | $ / shares	27.81	27.93
Outstanding, end of period, non-vested | $ / shares	$ 30.45	$ 30.45